Intangible Assets - Additional Information (Detail) $ in Thousands			12 Months Ended
	Nov. 07, 2019 USD ($)	Nov. 06, 2019	Dec. 31, 2019 USD ($) Explorations	Dec. 31, 2018 USD ($) Explorations	Oct. 10, 2019	Nov. 30, 2018 USD ($)	Sep. 30, 2018 USD ($)
Disclosure Of Intangible Assets Of Exploration [line items]
Acquisition Cost paid by consortium			$ 348,000			$ 17,000	$ 254,000
Impairment on goodwill			0	$ 0
Exploration assets			$ 3,000	$ 6,000
Number of Exploration Areas | Explorations			12	9
CNODC Brasil Petroleo Gas Ltd [Member]
Disclosure Of Intangible Assets Of Exploration [line items]
Acquisition Cost paid by consortium	$ 982,000
Holding percentage	20.00%
Proportion of ownership interests held by non-controlling interests	80.00%
CNODC Brasil Petroleo Gas Ltd [Member] | Surplus Volume Assignment Agreement [Member]
Disclosure Of Intangible Assets Of Exploration [line items]
Acquisition Cost paid by consortium			$ 14,912
Holding percentage		90.00%
Proportion of ownership interests held by non-controlling interests		5.00%
Petrobras [member]
Disclosure Of Intangible Assets Of Exploration [line items]
Acquisition Cost paid by consortium			$ 429,000
Holding percentage			5.00%		70.00%